Distribution Date:	05/16/25	Wells Fargo Commercial Mortgage Trust 2022-C62
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2022-C62
Revision to the April 2025 Distribution Date Statement
The Servicer revised the reporting to reflect claw back of Unscheduled Principal beginning March 2025 through May 2025 on loan #399570028

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	15-16
			Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 2)	17-18		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	20	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28-29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003MAA6	3.543000%	6,056,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.25%
A-2	95003MAB4	3.589000%	38,861,000.00	38,732,762.15	112,784.68	115,843.24	0.00	0.00	228,627.92	38,619,977.47	21.50%	21.25%
A-SB	95003MAC2	4.140000%	11,189,000.00	11,189,000.00	0.00	38,602.05	0.00	0.00	38,602.05	11,189,000.00	21.50%	21.25%
A-4	95003MBS6	4.000000%	316,224,000.00	316,224,000.00	0.00	1,054,080.00	0.00	0.00	1,054,080.00	316,224,000.00	21.50%	21.25%
A-S	95003MBV9	4.251337%	46,542,000.00	46,542,000.00	0.00	164,888.12	0.00	0.00	164,888.12	46,542,000.00	21.50%	21.25%
B	95003MBW7	4.348337%	24,600,000.00	24,600,000.00	0.00	89,140.92	0.00	0.00	89,140.92	24,600,000.00	16.82%	16.63%
C	95003MBX5	4.348337%	23,936,000.00	23,936,000.00	0.00	86,734.84	0.00	0.00	86,734.84	23,936,000.00	12.27%	12.13%
D	95003MBD9	2.500000%	15,292,000.00	15,292,000.00	0.00	31,858.33	0.00	0.00	31,858.33	15,292,000.00	9.36%	9.25%
E	95003MBF4	2.500000%	9,308,000.00	9,308,000.00	0.00	19,391.67	0.00	0.00	19,391.67	9,308,000.00	7.59%	7.50%
F	95003MBH0	3.000000%	15,292,000.00	15,292,000.00	0.00	38,230.00	0.00	0.00	38,230.00	15,292,000.00	4.68%	4.63%
G-RR	95003MBK3	4.348337%	5,319,000.00	5,319,000.00	0.00	19,274.01	0.00	0.00	19,274.01	5,319,000.00	3.67%	3.63%
H-RR*	95003MBM9	4.348337%	19,282,216.00	19,282,216.00	0.00	37,877.97	0.00	0.00	37,877.97	19,282,216.00	0.00%	0.00%
R	95003MBP2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			531,901,216.00	525,716,978.15	112,784.68	1,695,921.15	0.00	0.00	1,808,705.83	525,604,193.47

X-A	95003MBT4	0.387537%	372,330,000.00	366,145,762.15	0.00	118,245.80	0.00	0.00	118,245.80	366,032,977.47
X-B	95003MBU1	0.047483%	95,078,000.00	95,078,000.00	0.00	3,762.15	0.00	0.00	3,762.15	95,078,000.00
X-D	95003MAZ1	1.848337%	24,600,000.00	24,600,000.00	0.00	37,890.92	0.00	0.00	37,890.92	24,600,000.00
X-F	95003MBB3	1.348337%	15,292,000.00	15,292,000.00	0.00	17,182.31	0.00	0.00	17,182.31	15,292,000.00
Notional SubTotal			507,300,000.00	501,115,762.15	0.00	177,081.18	0.00	0.00	177,081.18	501,002,977.47

Deal Distribution Total					112,784.68	1,873,002.33	0.00	0.00	1,985,787.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95003MAB4	996.70008878	2.90225882	2.98096395	0.00000000	0.00000000	0.00000000	0.00000000	5.88322277	993.79782996
A-SB	95003MAC2	1,000.00000000	0.00000000	3.45000000	0.00000000	0.00000000	0.00000000	0.00000000	3.45000000	1,000.00000000
A-4	95003MBS6	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
A-S	95003MBV9	1,000.00000000	0.00000000	3.54278114	0.00000000	0.00000000	0.00000000	0.00000000	3.54278114	1,000.00000000
B	95003MBW7	1,000.00000000	0.00000000	3.62361463	0.00000000	0.00000000	0.00000000	0.00000000	3.62361463	1,000.00000000
C	95003MBX5	1,000.00000000	0.00000000	3.62361464	0.00000000	0.00000000	0.00000000	0.00000000	3.62361464	1,000.00000000
D	95003MBD9	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
E	95003MBF4	1,000.00000000	0.00000000	2.08333369	0.00000000	0.00000000	0.00000000	0.00000000	2.08333369	1,000.00000000
F	95003MBH0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	95003MBK3	1,000.00000000	0.00000000	3.62361534	0.00000000	0.00000000	0.00000000	0.00000000	3.62361534	1,000.00000000
H-RR	95003MBM9	1,000.00000000	0.00000000	1.96439922	1.65921541	8.22386753	0.00000000	0.00000000	1.96439922	1,000.00000000
R	95003MBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003MBT4	983.39043899	0.00000000	0.31758333	0.00000000	0.00000000	0.00000000	0.00000000	0.31758333	983.08752308
X-B	95003MBU1	1,000.00000000	0.00000000	0.03956909	0.00000000	0.00000000	0.00000000	0.00000000	0.03956909	1,000.00000000
X-D	95003MAZ1	1,000.00000000	0.00000000	1.54028130	0.00000000	0.00000000	0.00000000	0.00000000	1.54028130	1,000.00000000
X-F	95003MBB3	1,000.00000000	0.00000000	1.12361431	0.00000000	0.00000000	0.00000000	0.00000000	1.12361431	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	115,843.24	0.00	115,843.24	0.00	0.00	0.00	115,843.24	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	38,602.05	0.00	38,602.05	0.00	0.00	0.00	38,602.05	0.00
A-4	04/01/25 - 04/30/25	30	0.00	1,054,080.00	0.00	1,054,080.00	0.00	0.00	0.00	1,054,080.00	0.00
X-A	04/01/25 - 04/30/25	30	0.00	118,245.80	0.00	118,245.80	0.00	0.00	0.00	118,245.80	0.00
X-B	04/01/25 - 04/30/25	30	0.00	3,762.15	0.00	3,762.15	0.00	0.00	0.00	3,762.15	0.00
X-D	04/01/25 - 04/30/25	30	0.00	37,890.92	0.00	37,890.92	0.00	0.00	0.00	37,890.92	0.00
X-F	04/01/25 - 04/30/25	30	0.00	17,182.31	0.00	17,182.31	0.00	0.00	0.00	17,182.31	0.00
A-S	04/01/25 - 04/30/25	30	0.00	164,888.12	0.00	164,888.12	0.00	0.00	0.00	164,888.12	0.00
B	04/01/25 - 04/30/25	30	0.00	89,140.92	0.00	89,140.92	0.00	0.00	0.00	89,140.92	0.00
C	04/01/25 - 04/30/25	30	0.00	86,734.84	0.00	86,734.84	0.00	0.00	0.00	86,734.84	0.00
D	04/01/25 - 04/30/25	30	0.00	31,858.33	0.00	31,858.33	0.00	0.00	0.00	31,858.33	0.00
E	04/01/25 - 04/30/25	30	0.00	19,391.67	0.00	19,391.67	0.00	0.00	0.00	19,391.67	0.00
F	04/01/25 - 04/30/25	30	0.00	38,230.00	0.00	38,230.00	0.00	0.00	0.00	38,230.00	0.00
G-RR	04/01/25 - 04/30/25	30	0.00	19,274.01	0.00	19,274.01	0.00	0.00	0.00	19,274.01	0.00
H-RR	04/01/25 - 04/30/25	30	126,124.02	69,871.32	0.00	69,871.32	31,993.35	0.00	0.00	37,877.97	158,574.39
Totals			126,124.02	1,904,995.68	0.00	1,904,995.68	31,993.35	0.00	0.00	1,873,002.33	158,574.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	95003MBS6	4.000000%	316,224,000.00	316,224,000.00	0.00	1,054,080.00	0.00	0.00	1,054,080.00	316,224,000.00
A-4-1	95003MAH1	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003MAJ7	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003MAK4	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003MAL2	N/A	316,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003MBV9	4.251337%	46,542,000.00	46,542,000.00	0.00	164,888.12	0.00	0.00	164,888.12	46,542,000.00
A-S-1	95003MAM0	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003MAN8	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003MAP3	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003MAQ1	N/A	46,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003MBW7	4.348337%	24,600,000.00	24,600,000.00	0.00	89,140.92	0.00	0.00	89,140.92	24,600,000.00
B-1	95003MAR9	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003MAS7	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003MAT5	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003MAU2	N/A	24,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003MBX5	4.348337%	23,936,000.00	23,936,000.00	0.00	86,734.84	0.00	0.00	86,734.84	23,936,000.00
C-1	95003MAV0	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003MAW8	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003MAX6	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003MAY4	N/A	23,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,056,510,000.00	411,302,000.00	0.00	1,394,843.88	0.00	0.00	1,394,843.88	411,302,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	95003MAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003MAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003MAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003MAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003MAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003MAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003MAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003MAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	95003MAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003MAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003MAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003MAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003MAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003MAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	1,985,787.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,916,153.11	Master Servicing Fee	3,241.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,053.65
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	219.05
ARD Interest	0.00	Operating Advisor Fee	1,147.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,916,153.11	Total Fees	11,157.46

Principal		Expenses/Reimbursements
Scheduled Principal	112,784.68	Reimbursement for Interest on Advances	15,545.61
Unscheduled Principal Collections		ASER Amount	2,038.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,979.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	429.69
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	112,784.68	Total Expenses/Reimbursements	31,993.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,873,002.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	112,784.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,985,787.01
Total Funds Collected	2,028,937.79	Total Funds Distributed	2,028,937.82

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	525,716,978.94	525,716,978.94	Beginning Certificate Balance	525,716,978.15
(-) Scheduled Principal Collections	112,784.68	112,784.68	(-) Principal Distributions	112,784.68
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	525,604,194.26	525,604,194.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	525,716,978.94	525,716,978.94	Ending Certificate Balance	525,604,193.47
Ending Actual Collateral Balance	525,635,317.78	525,635,317.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	2,000,000.00	0.38%	81	4.5000	2.804900	1.50 or less	8	82,620,000.00	15.72%	66	4.9026	0.842260
2,000,001 to 3,000,000	3	8,159,800.87	1.55%	82	4.4778	2.473958	1.51 to 1.60	3	26,400,000.00	5.02%	81	4.4802	1.549841
3,000,001 to 4,000,000	3	10,945,000.00	2.08%	82	4.7025	1.135136	1.61 to 1.70	5	92,031,110.18	17.51%	82	4.7676	1.650506
4,000,001 to 5,000,000	8	36,293,045.36	6.91%	81	4.3460	2.508952	1.71 to 1.80	4	23,867,597.23	4.54%	82	4.6696	1.753429
5,000,001 to 6,000,000	2	10,127,431.03	1.93%	81	4.2935	3.136493	1.81 to 1.90	5	55,679,961.83	10.59%	81	4.0911	1.883883
6,000,001 to 7,000,000	6	38,552,061.85	7.33%	81	4.6290	2.384794	1.91 to 2.00	3	23,622,431.10	4.49%	82	4.6090	1.937400
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	51,020,000.00	9.71%	81	4.0707	2.161617
8,000,001 to 9,000,000	2	17,289,551.87	3.29%	81	4.8048	1.492898	2.26 to 2.50	4	56,250,000.00	10.70%	81	3.9076	2.379376
9,000,001 to 10,000,000	3	29,800,000.00	5.67%	82	4.7770	1.784744	2.51 to 2.75	6	75,879,630.75	14.44%	67	4.0803	2.599497
10,000,001 to 15,000,000	8	99,167,303.28	18.87%	82	4.0556	2.038750	2.76 to 3.00	1	2,000,000.00	0.38%	81	4.5000	2.804900
15,000,001 to 20,000,000	6	104,270,000.00	19.84%	71	3.9777	1.876014	3.01 to 3.50	2	17,131,032.14	3.26%	80	3.6297	3.356561
20,000,001 to 30,000,000	4	95,250,000.00	18.12%	68	4.3895	2.006369	3.51 to 4.00	2	11,427,431.03	2.17%	81	4.7268	3.806454
30,000,001 or greater	2	73,750,000.00	14.03%	83	4.9054	1.654560	4.01 or greater	2	7,675,000.00	1.46%	81	3.4394	5.212093
Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
California	9	145,036,382.80	27.59%	82	4.3097	1.647795	Washington	1	2,634,800.87	0.50%	83	5.4400	1.682300
Colorado	3	24,500,000.00	4.66%	82	4.3915	2.407350	Wisconsin	1	1,400,000.00	0.27%	81	4.0000	2.139100
Connecticut	1	4,444,517.28	0.85%	80	3.7900	2.224400	Totals	82	525,604,194.26	100.00%	77	4.3738	1.984190
Florida	4	37,557,061.78	7.15%	81	4.3450	2.766430
									Property Type³
Georgia	2	23,672,431.10	4.50%	37	4.0593	2.364142
Illinois	2	12,914,961.83	2.46%	82	4.1368	1.893907		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	2,509,357.16	0.48%	81	3.9402	2.265758		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	245,142.84	0.05%	82	3.8647	2.425600	Industrial	26	61,870,000.00	11.77%	81	3.9717	2.317278
Kansas	1	702,000.00	0.13%	82	3.8647	2.425600	Lodging	5	38,827,645.79	7.39%	81	4.4658	3.042009
Louisiana	3	12,695,160.21	2.42%	81	3.8727	3.482946	Mixed Use	10	53,629,800.87	10.20%	82	4.5744	1.743319
Maryland	1	1,851,428.56	0.35%	82	3.8647	2.425600	Multi-Family	6	47,372,431.10	9.01%	82	4.2723	1.844804
Michigan	1	21,000,000.00	4.00%	22	6.1100	0.989700	Office	8	144,496,309.31	27.49%	73	4.5546	1.635094
Minnesota	2	3,450,285.72	0.66%	81	3.9784	2.184794	Retail	20	158,808,007.19	30.21%	75	4.2743	2.046487
Missouri	2	10,363,712.94	1.97%	80	3.7900	2.224400	Self Storage	7	20,600,000.00	3.92%	82	4.6197	1.746607
Nevada	5	25,023,428.56	4.76%	81	3.9971	2.555775	Totals	82	525,604,194.26	100.00%	77	4.3738	1.984190
New Hampshire	1	1,554,642.84	0.30%	82	3.8647	2.425600
New Jersey	2	2,026,714.32	0.39%	82	3.8647	2.425600
New York	7	35,945,000.00	6.84%	82	4.7186	1.528189
Ohio	5	17,984,109.57	3.42%	82	4.3813	2.145843
Pennsylvania	2	9,550,000.00	1.82%	82	4.5018	1.720274
South Carolina	2	5,745,000.00	1.09%	83	4.7751	1.871229
Tennessee	3	5,492,142.84	1.04%	82	4.1752	2.080243
Texas	13	83,829,551.87	15.95%	81	4.6501	1.705084
Utah	1	8,291,662.56	1.58%	81	3.8850	2.356600
Virginia	3	25,184,698.61	4.79%	80	3.4921	2.568941

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	3	19,806,032.14	3.77%	81	3.3791	4.158489	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	2	25,196,309.31	4.79%	80	3.6819	1.585415	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	11	182,620,000.00	34.74%	75	3.8857	2.076972	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	38,664,961.83	7.36%	81	4.0979	2.264785	37 months to 48 months	48	525,604,194.26	100.00%	77	4.3738	1.984190
	4.251% to 4.500%	9	59,120,476.39	11.25%	82	4.4083	2.227307	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	26,947,431.10	5.13%	82	4.6653	1.504218	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190
	4.751% to 5.000%	8	95,184,551.87	18.11%	82	4.8204	1.694177
	5.001% to 5.250%	2	37,700,000.00	7.17%	82	5.0833	1.661169
	5.251% or 5.500%	3	19,364,431.62	3.68%	82	5.4767	1.902492
	5.501% or greater	1	21,000,000.00	4.00%	22	6.1100	0.989700
	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	38,500,000.00	7.32%	22	5.0895	1.682927	Interest Only	36	405,960,000.00	77.24%	76	4.4558	1.898604
	61 months or greater	46	487,104,194.26	92.68%	81	4.3173	2.008001	356 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	14,700,000.00	2.80%	81	3.8850	2.580000			No outstanding loans in this group
	12 months or less	44	487,154,194.26	92.68%	77	4.3936	1.993019
	13 months to 24 months	2	23,750,000.00	4.52%	81	4.2721	1.434305
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	525,604,194.26	100.00%	77	4.3738	1.984190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301741589	RT	Various	Various	Actual/360	3.885%	97,125.00	0.00	0.00	N/A	02/06/32	--	30,000,000.00	30,000,000.00	05/06/25
1A	301741591				Actual/360	3.885%	32,375.00	0.00	0.00	N/A	02/06/32	--	10,000,000.00	10,000,000.00	05/06/25
1B	301741592				Actual/360	3.885%	15,216.25	0.00	0.00	N/A	02/06/32	--	4,700,000.00	4,700,000.00	05/06/25
2	307331267	RT	Agoura Hills	CA	Actual/360	4.760%	159,658.33	0.00	0.00	N/A	04/06/32	--	40,250,000.00	40,250,000.00	05/06/25
3	399570028	OF	Houston	TX	Actual/360	5.080%	141,816.67	0.00	0.00	N/A	03/06/32	--	33,500,000.00	33,500,000.00	02/06/25
4	310959906	OF	Oakland	CA	Actual/360	3.859%	76,376.04	0.00	0.00	N/A	02/11/32	--	23,750,000.00	23,750,000.00	05/11/25
5	301741593	OF	Troy	MI	Actual/360	6.110%	106,925.00	0.00	0.00	N/A	03/06/27	--	21,000,000.00	21,000,000.00	04/06/25
6	399570018	OF	West Palm Beach	FL	Actual/360	3.980%	67,991.67	0.00	0.00	N/A	02/06/32	--	20,500,000.00	20,500,000.00	05/06/25
7	326410007	OF	San Francisco	CA	Actual/360	3.809%	61,891.37	0.00	0.00	N/A	02/06/32	--	19,500,000.00	19,500,000.00	05/06/25
8	326410008	RT	Various	Various	Actual/360	4.000%	60,000.00	0.00	0.00	N/A	02/06/32	--	18,000,000.00	18,000,000.00	05/06/25
9	310961248	IN	Various	Various	Actual/360	3.790%	55,334.00	0.00	0.00	N/A	01/11/32	--	17,520,000.00	17,520,000.00	05/11/25
10	610959346	RT	Conyers	GA	Actual/360	3.865%	56,364.58	0.00	0.00	N/A	02/11/27	--	17,500,000.00	17,500,000.00	05/11/25
11	326410011	IN	Various	NV	Actual/360	4.010%	54,302.08	0.00	0.00	N/A	02/06/32	--	16,250,000.00	16,250,000.00	05/06/25
12	326410012	MF	Akron	OH	Actual/360	4.470%	57,737.50	0.00	0.00	N/A	03/06/32	--	15,500,000.00	15,500,000.00	05/06/25
13	326410013	IN	Various	Various	Actual/360	3.865%	48,308.20	0.00	0.00	N/A	03/06/32	--	15,000,000.00	15,000,000.00	05/06/25
14	399570015	MF	Amarillo	TX	Actual/360	3.750%	42,968.75	0.00	0.00	N/A	02/06/32	--	13,750,000.00	13,750,000.00	05/06/25
15	301741597	IN	Sheridan	CO	Actual/360	4.290%	46,832.50	0.00	0.00	N/A	04/06/32	--	13,100,000.00	13,100,000.00	05/06/25
16	307331258	LO	Chester	VA	Actual/360	3.341%	33,839.93	23,388.19	0.00	N/A	01/06/32	--	12,154,420.33	12,131,032.14	05/06/25
17	326410017	OF	Herndon	VA	Actual/360	3.600%	34,402.80	21,291.25	0.00	N/A	12/06/31	--	11,467,600.56	11,446,309.31	05/06/25
18	410960283	RT	Downers Grove	IL	Actual/360	4.159%	38,587.18	18,632.00	0.00	N/A	03/11/32	--	11,133,593.83	11,114,961.83	04/11/25
19	399570027	SS	Various	TX	Actual/360	4.770%	45,215.62	0.00	0.00	N/A	03/06/32	--	11,375,000.00	11,375,000.00	05/06/25
20	301741601	RT	San Francisco	CA	Actual/360	4.820%	45,187.50	0.00	0.00	N/A	04/06/32	--	11,250,000.00	11,250,000.00	05/06/25
21	399570024	MU	New York	NY	Actual/360	4.990%	41,583.33	0.00	0.00	N/A	03/06/32	--	10,000,000.00	10,000,000.00	03/06/25
22	399570025	OF	Temecula	CA	Actual/360	5.470%	44,671.67	0.00	0.00	N/A	03/06/32	--	9,800,000.00	9,800,000.00	05/06/25
23	399570017	MU	New York	NY	Actual/360	4.730%	35,277.92	0.00	0.00	N/A	02/06/32	--	8,950,000.00	8,950,000.00	03/06/25
24	301741585	LO	Arlington	TX	Actual/360	4.885%	33,999.78	12,491.52	0.00	N/A	02/06/32	--	8,352,043.39	8,339,551.87	04/06/25
25	301741588	LO	Lake City	FL	Actual/360	5.500%	31,803.71	9,360.99	0.00	N/A	02/06/32	--	6,938,991.74	6,929,630.75	05/06/25
26	301741598	MU	Pittsburgh	PA	Actual/360	4.460%	24,901.67	0.00	0.00	N/A	03/06/32	--	6,700,000.00	6,700,000.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	307331264	MF	Carrollton	GA	Actual/360	4.610%	23,749.35	9,611.39	0.00	N/A	03/06/32	--	6,182,042.49	6,172,431.10	05/06/25
28	307331262	LO	Eagle	CO	Actual/360	4.905%	26,160.00	0.00	0.00	N/A	02/06/32	--	6,400,000.00	6,400,000.00	05/06/25
29	326410029	MU	Shreveport	LA	Actual/360	4.225%	21,829.17	0.00	0.00	N/A	02/06/32	--	6,200,000.00	6,200,000.00	05/06/25
30	410960451	MU	Sparks	NV	Actual/360	3.971%	20,351.38	0.00	0.00	N/A	03/11/32	--	6,150,000.00	6,150,000.00	05/11/25
31	301741595	LO	Brooksville	FL	Actual/360	4.500%	18,882.76	7,971.56	0.00	N/A	03/06/32	--	5,035,402.59	5,027,431.03	05/06/25
32	399570019	MF	Fort Lauderdale Plant FL		Actual/360	4.090%	17,382.50	0.00	0.00	N/A	02/06/32	--	5,100,000.00	5,100,000.00	05/06/25
33	326410033	OF	Metairie	LA	Actual/360	3.461%	14,418.75	0.00	0.00	N/A	02/06/32	--	5,000,000.00	5,000,000.00	05/06/25
34	399570021	SS	Houston	TX	Actual/360	4.330%	18,041.67	0.00	0.00	N/A	02/06/32	--	5,000,000.00	5,000,000.00	05/06/25
35	399570029	MU	Staten Island	NY	Actual/360	4.750%	18,802.08	0.00	0.00	N/A	03/06/32	--	4,750,000.00	4,750,000.00	05/06/25
36	399570023	RT	Rockwall	TX	Actual/360	4.370%	15,804.83	0.00	0.00	N/A	09/06/31	--	4,340,000.00	4,340,000.00	05/06/25
37	307331263	RT	Murrieta	CA	Actual/360	4.480%	15,248.92	6,487.48	0.00	N/A	03/06/32	--	4,084,532.84	4,078,045.36	05/06/25
38	326410038	SS	Orange	TX	Actual/360	4.558%	16,047.25	0.00	0.00	N/A	03/06/32	--	4,225,000.00	4,225,000.00	05/06/25
39	399570030	RT	Greenville	SC	Actual/360	5.110%	17,885.00	0.00	0.00	N/A	04/06/32	--	4,200,000.00	4,200,000.00	05/06/25
40	301741600	MF	Bronx	NY	Actual/360	4.780%	15,933.33	0.00	0.00	N/A	04/06/32	--	4,000,000.00	4,000,000.00	05/06/25
41	399570016	MU	New York	NY	Actual/360	4.930%	14,666.75	0.00	0.00	N/A	02/06/32	--	3,570,000.00	3,570,000.00	10/06/24
42	399570022	RT	Memphis	TN	Actual/360	4.370%	12,290.62	0.00	0.00	N/A	03/06/32	--	3,375,000.00	3,375,000.00	05/06/25
43	301741587	MF	Pittsburgh	PA	Actual/360	4.600%	10,925.00	0.00	0.00	N/A	02/06/32	--	2,850,000.00	2,850,000.00	05/06/25
44	307331265	MU	Buckley	WA	Actual/360	5.440%	11,960.53	3,550.30	0.00	N/A	04/06/32	--	2,638,351.17	2,634,800.87	05/06/25
45	399570026	MU	Brooklyn	NY	Actual/360	3.400%	7,579.17	0.00	0.00	N/A	03/06/32	--	2,675,000.00	2,675,000.00	05/06/25
46	399570020	MU	Kingston	NY	Actual/360	4.500%	7,500.00	0.00	0.00	N/A	02/06/32	--	2,000,000.00	2,000,000.00	05/06/25
Totals							1,916,153.11	112,784.68	0.00				525,716,978.94	525,604,194.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,411,078.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,053,543.41	2,539,553.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,389,099.00	0.00	--	--	--	0.00	0.00	141,172.63	419,989.28	0.00	0.00
4	1,839,235.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,447,461.74	0.00	--	--	--	0.00	0.00	106,837.50	106,837.50	0.00	0.00
6	2,867,359.75	585,649.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	113,848.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,603,711.67	1,221,913.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,181,765.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,932,207.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,824,007.00	1,427,896.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,538,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	45,477,672.84	34,344,333.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	647,910.23	220,120.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,129,246.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,763,081.98	2,603,591.28	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,191,539.00	1,758,191.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,383,455.30	1,044,991.68	01/01/24	09/30/24	--	0.00	0.00	57,172.79	57,172.79	0.00	0.00
19	803,936.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,070,312.20	269,634.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	647,800.65	0.00	--	--	--	0.00	0.00	41,391.08	84,468.04	0.00	0.00
22	829,675.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	271,629.00	01/01/24	06/30/24	--	0.00	0.00	35,105.86	71,655.95	0.00	0.00
24	1,147,784.48	1,104,036.50	04/01/24	03/31/25	--	0.00	0.00	46,456.50	46,456.50	0.00	0.00
25	1,571,573.94	1,379,714.86	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	578,135.88	134,247.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	810,322.47	201,965.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,565,312.52	1,346,735.17	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	570,333.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	621,380.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,416,211.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	495,064.55	373,742.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,110,507.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	676,439.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	402,162.01	307,559.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	15,375.23	0.00
36	359,441.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	487,175.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	212,773.79	109,509.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	379,028.64	284,271.48	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	239,385.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	69,289.22	0.00	--	--	04/14/25	496,782.74	4,145.72	12,559.24	99,394.19	0.00	0.00
42	279,441.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	217,177.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	319,437.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	361,694.00	290,255.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	248,049.61	70,009.19	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	103,284,299.93	51,889,549.91				496,782.74	4,145.72	440,695.60	885,974.25	15,375.23	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	2	18,950,000.00	1	33,500,000.00	1	3,570,000.00	1	33,500,000.00	0	0.00	1	33,500,000.00	0	0.00	0	0.00	4.373843%	4.326486%	77
04/17/25	2	43,500,000.00	0	0.00	1	3,570,000.00	1	33,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.373805%	4.326453%	78
03/17/25	0	0.00	0	0.00	1	3,570,000.00	1	33,500,000.00	0	0.00	0	0.00	1	2,500,000.00	0	0.00	4.373767%	4.326420%	79
02/18/25	0	0.00	0	0.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.377071%	4.328662%	80
01/17/25	0	0.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.377033%	4.328628%	81
12/17/24	1	3,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376994%	4.328595%	82
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376956%	4.330250%	83
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376917%	4.330216%	84
09/17/24	1	8,950,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376879%	4.330183%	85
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376841%	4.340663%	86
07/17/24	0	0.00	1	3,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376803%	4.340627%	87
06/17/24	1	3,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376765%	4.340592%	88
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	399570028	02/06/25	2	2	141,172.63	419,989.28	2,861.50		33,500,000.00	08/28/24	9		11/25/24
5	301741593	04/06/25	0	B	106,837.50	106,837.50	0.00		21,000,000.00
18	410960283	04/11/25	0	B	57,172.79	57,172.79	0.00		11,133,593.83
21	399570024	03/06/25	1	1	41,391.08	84,468.04	0.00		10,000,000.00
23	399570017	03/06/25	1	1	35,105.86	71,655.95	0.00		8,950,000.00	09/13/23	10
24	301741585	04/06/25	0	B	46,456.50	46,456.50	0.00		8,352,043.39
41	399570016	10/06/24	6	6	12,559.24	99,394.19	3,332.98		3,570,000.00	11/19/24	10
Totals					440,695.60	885,974.25	6,194.48		96,505,637.22
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		38,500,000	38,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		487,104,194	431,084,194	22,520,000		33,500,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	525,604,194	469,584,194	18,950,000	33,500,000	3,570,000	0
Apr-25	525,716,979	478,646,979	43,500,000	0	3,570,000	0
Mar-25	525,821,306	488,751,306	0	0	3,570,000	33,500,000
Feb-25	528,449,495	524,879,495	0	0	3,570,000	0
Jan-25	528,552,983	524,982,983	0	3,570,000	0	0
Dec-24	528,656,100	525,086,100	3,570,000	0	0	0
Nov-24	528,766,963	528,766,963	0	0	0	0
Oct-24	528,869,311	528,869,311	0	0	0	0
Sep-24	528,979,433	520,029,433	8,950,000	0	0	0
Aug-24	529,081,018	529,081,018	0	0	0	0
Jul-24	529,182,239	525,612,239	0	3,570,000	0	0
Jun-24	529,291,274	525,721,274	3,570,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	399570028	33,500,000.00	33,500,000.00	60,200,000.00	12/01/21	3,078,829.00	1.66040	12/31/24	03/06/32	I/O
23	399570017	8,950,000.00	8,950,000.00	8,800,000.00	12/01/23	267,026.00	1.24420	06/30/24	02/06/32	I/O
41	399570016	3,570,000.00	3,570,000.00	3,500,000.00	01/07/25	65,569.22	0.36740	12/31/24	02/06/32	I/O
Totals		46,020,000.00	46,020,000.00	72,500,000.00		3,411,424.22

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	399570028	OF	TX	08/28/24	9

Loan transferred to special servicing, effective 8/28/24. The Loan is in default due to Borrower's failure to comply with cash management provisions in the loan agreement. In connection with the non-monetary default, counsel has issued a notice of default and acceleration. Borrower had previously indicated that they would comply with cash management and deposit the excess cash leaked since the cash management trigger date into a lender-controlled reserve account. However, they have since refused to provid e the final open items necessary to set up the cash management accounts, deposit the excess cash, and pay all amounts due on the loan. Given the lack of cooperation, the appointment of substitute trustee was filed in connection with a January foreclosure sale. Borrower subsequently filed a TRO to block the January 2025 foreclosure sale, therefore, counsel filed accordingly for the removal of the lawsuit to federal court. The judge assignment in federal court was received and the preliminary injunction hea ring occurred on 2/25/2025. The preliminary injunction was denied and the TRO was dissolved. The SS and Borrower have been negotiating a potential resolution in the interim entered into a loan modification agreement effective 5/2/2025

23	399570017	MU	NY	09/13/23	10

Loan transferred to Special Servicing 9/13/23 due to Payment Default. Following the transfer of the Loan, the Special Servicer had initiated enforcement of its remedies, but the parties subsequently entered into a Loan Reinstatement Agreement on 12/29/23. Before the loan was returned to master servicing, a DSCR Trigger Event occurred and the loan remained in special servicing while cash management was established. The April 2025 cash management collection was insufficient to cover all amountsdue under the loan and the loan is past due for the April 2025 payment. The Borrower was subsequently sent a default notice, and the loan was accelerated. The Special Servicer will seek a transfer in title to the collateral property through deed in lieu of foreclosure as Borrower has stated that it will cooperate in such efforts. In the event Borrower and Special Servicer are unable to consummate a deed-in-lieu, the Special Servicer shall move to enforce its remedies.

41	399570016	MU	NY	11/19/24	10

Transferred 11/19/24 due to Monetary Default. On December 6, 2024, counsel issued a notice of default and acceleration of the debt. Borrower requested a transfer to SS to negotiate a DIL as it indicated a desire to no longer hold title to the property. SS is preparing to move forward with the DIL, but in the event Borrower and SS are unable to come to an agreement SS will move to enforce its remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	825.90	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,192.68	0.00	0.00	0.00
3	0.00	0.00	6,979.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.92	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	713.50	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	434.07	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	227.44	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	148.15	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	429.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	99.17	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	68.47	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	171.35	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	230.08	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.84	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,932.27	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	45.30	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	887.03	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,215.07	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	901.22	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	70.07	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	59.45	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	63.98	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	345.38	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	57.45	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	77.88	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	561.51	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.25	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67.44	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	2,038.88	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.31	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	60.26	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	31.17	0.00	0.00	0.00
Total	0.00	0.00	13,979.17	0.00	429.69	2,038.88	0.00	0.00	15,545.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,993.35

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Supplemental Notes
Revision to the March 2025 Distribution Date Statement
The Servicer revised the reporting to reflect claw back of Unscheduled Principal beginning March 2025 through May 2025 on loan #399570028

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